Account Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Account Payables and Accrued Expenses
Schedule of account payables and accrued expenses

As at December 31:	2020	2019
Trade and account payables	$9,923	$9,921
Interest payables	521	486
Value-added, goods and services and other taxes (other than income taxes)	1,194	477
Compensation	289	206
Contract liabilities under contracts with customers	2,767	4,637
Lease liabilities	384	364
Provision for a financial loss	575	—
Due to an affiliate (see Note 26)	27	—
Losses on corporate guarantees (see Note 19)	—	3,070
	$15,680	$19,161

Schedule of movement of contract liabilities under contracts with customers

	2020	2019
Balance, beginning of the year	$4,637	$6,446
Considerations received	2,329	4,949
Reclassification to profit or loss upon satisfaction of performance obligations	(1,715)	(6,758)
Write-off	(2,600)	—
Other adjustments	116	—
Balance, end of the year	$2,767	$4,637

Schedule of contract liabilities expects to recognize as revenue

	2020	2019
Year 1 after the year-end (included in current liabilities)	$2,767	$4,637
	$2,767	$4,637

Schedule of future lease payments included in the measurement and principal amounts of the lease liabilities

Years ending December 31:	Principal	Interest	Total
2021	$384	$39	$423
2022	275	24	299
2023	252	14	266
2024	264	4	268
2025	—	—	—
	$1,175	$81	$1,256

Current liabilities	$384
Non-current liabilities	791
$1,175

Schedule of Lease liabilities

	2020	2019
Interest expense	$59	$71
Expense relating to short-term leases with payments directly charged to profit or loss	533	881
Expense relating to leases of low-value assets with payments directly charged to profit or loss	—	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—
Total cash outflows for leases	1,043	1,824
Gain on COVID-19-related rent concessions	(6)	—
Depreciation charge for right-of-use assets (see Note 12)	514	738
Carrying amount of right-of-use assets at the end of the reporting period (see Note 12)	1,109	1,188